Revenue from Contract with Customers	12 Months Ended
Mar. 31, 2023
Revenue from Contract with Customers [Abstract]
REVENUE FROM CONTRACT WITH CUSTOMERS

NOTE 3 — REVENUE FROM CONTRACT WITH CUSTOMERS

Revenue from contract with customers consist of the following for the year ended March 31, 2023 and for the year ended March 31, 2022:

Disaggregated revenue information	For the year ended March 31, 2023	For the year ended March 31, 2022
	(US$)	(US$)
Types of services:
Subscription Income	$13,930,887	$-
Carriage/Placement fees	3,406,204	-
Advertisement Income	1,413,553	-
Telemedicine service charges	-	50,630
Activation Installation Fees	257,540	-
Total Revenue from customers	$19,008,184	$50,630
Timing of revenue recognition
Product transferred at point in time	—	—
Services transferred over time	$19,008,184	$50,630
Total	$19,008,184	$50,630

Contract balances:

The following table provides information about receivables, contract assets and contract liabilities from contracts with customers.:

	As of March 31, 2023	As of March 31, 2022
	(US$)	(US$)
Receivables, which are included in ‘trade receivables	$1,831,724	$—

Performance obligations:

Revenue is measured based on the consideration specified in a contract with a customer. The Company recognizes revenue when it transfers control over a good or service to a customer.

The Company has modified its earlier arrangement with its erstwhile partner and has simultaneously acquired controlling stake in Sri Sai, vide the modification agreement and the share purchase agreement. The modification effective date is April 1, 2022 and the acquisition effective date is also April 1, 2022. Refer to Page 23 for details on the modification. In pursuant with the modification agreement, the Company has acquire Sri Sai, an active MSO licensed company performing obligations as provided in the customer contracts and providing distinct telecast/streaming services to its subscribers.

For the year ended March 31, 2023, the revenue from Sri Sai operational activity is recorded as Revenue from Contract with Customers, as per the IFRS 15. The five steps mentioned in the IFRS 15 is met and satisfied by Sri Sai in respect of its business operation of providing streaming cable services to its subscriber base (five steps in IFRS are as under: (i)identify the contract with a customer, (ii) identify the performance obligations in the contract, (iii) determine the transaction price, (iv) allocate the transaction price to the performance obligations in the contract and (v) recognise revenue when the entity satisfies a performance obligation).